Contingent consideration liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Schedule of Contingent Consideration

In thousands of USD	2021	2020	2019
Beginning contingent consideration liabilities as of January 1	19,140	6,202	11,159
Payment by the Parent Group on behalf of the Apraglutide Business	—	—	(7,000)
Changes in fair value during the period	(6,870)	12,938	1,991
Foreign exchange impact	—	—	52
Cash payment	(10,000)	—	—
Payment in shares	(2,270)	—	—
Ending contingent consideration liabilities as of December 31	—	19,140	6,202